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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]  Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Goodwin Capital Advisers, Inc.
         -----------------------------
Address: One American Row, Hartford, CT 06102-5056
         -----------------------------------------

Form 13F File Number:  028-12511
                       ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John H. Beers
           -----------------------------
Title:     Vice President and Secretary
           -----------------------------
Phone: (860) 403-5050
           -----------------------------

Signature, Place and Date of Signing:


    /s/ John H. Beers             Hartford, CT       February 9, 2010
--------------------------   ---------------------   ----------------
      (Signature)                (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              Form 13F Summary Page

                                 Report Summary:


Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $9,670,327.50

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
                                                          Form 13F
                                                     Reporting Manager:                       Goodwin Capital Advisers, Inc.
                                                   For the quarter ended:                                  December 31, 2009

                              Title                         Shares or
                               Of              Fair Market  Principal SH/ PUT/ Investment
Issuer                        Class    Cusip      Value      Amount   PRN CALL Descretion Managers Sole(A) Shared(B) None(C)
------                        ------ --------- ------------ --------- --- ---- ---------- -------- ------- --------- -------
ISHARES IBOXX INV GR CORP BD  COMMON 464287242 9,670,327.50  92,850   SH         92,850      1     92,850
                                               9,670,327.50
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